Fair Value Measurements (Tables)	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table provides information by level for the Company’s assets and liabilities that were measured at fair value on a recurring basis (in thousands):

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$15,411	$—	$—	$15,411

Total financial assets	$15,411	$—	$—	$15,411

Liabilities
Redeemable convertible preferred stock warrant liability	$—	$—	$162	$162
Derivative liability	$—	$—	$—	$—

Total financial liabilities	$—	$—	$162	$162

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$10,493	$—	$—	$10,493

Total financial assets	$10,493	$—	$—	$10,493

Liabilities
Redeemable convertible preferred stock warrant liability	$—	$—	$49,293	$49,293

Total financial liabilities	$—	$—	$49,293	$49,293

Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table provides information by level for the Company’s assets and liabilities that were measured at fair value on a recurring basis (in thousands):

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$15,411	$—	$—	$15,411

Total financial assets	$15,411	$—	$—	$15,411

Liabilities
Redeemable convertible preferred stock warrant liability	$—	$—	$162	$162
Derivative liability	$—	$—	$—	$—

Total financial liabilities	$—	$—	$162	$162

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$10,493	$—	$—	$10,493

Total financial assets	$10,493	$—	$—	$10,493

Liabilities
Redeemable convertible preferred stock warrant liability	$—	$—	$49,293	$49,293

Total financial liabilities	$—	$—	$49,293	$49,293

Summary of the Changes in the Fair Value of Level 3 Financial Instruments

The following table presents a summary of the changes in the fair value of the Company’s Level 3 financial instruments (in thousands):

	Redeemable Convertible Preferred Stock Warrant Liability	Redeemable Convertible Preferred Stock Tranche Liability	Derivative liability
Fair value as of January 1, 2019	$(115)	$—	$—
Recognition of preferred stock warrant liability upon subsequent issuance of warrants	(53)	—	—
Change in the fair value included in other income (expense), net	6	—	—

Fair value as of December 31, 2019	(162)	—	—
Recognition of preferred stock warrant and tranche liability upon issuance	(691)	(1,610)	—
Change in the fair value included in other income (expense), net	(48,440)	—	(5,308)
Extinguishment of derivative liability upon conversion of convertible notes			5,308
Settlement of redeemable convertible preferred stock tranche liability due to the issuance of Series B redeemable convertible preferred stock, included in other income (expense), net	—	1,610	—

Fair value as of December 31, 2020	$(49,293)	$—	$—

Colonnade Acquisition Corp.
Summary Company's Assets that are Measured at Fair Value on a Recurring Basis

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$200,061,054